Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 06, 2011
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2012
Prospectus Date	rr_ProspectusDate	Jun. 06, 2011
Longview Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat1437249_SupplementTextBlock

Valued Advisers Trust

Longview Global Allocation Fund

Supplement to the Prospectus and Statement of Additional

Information dated June 6, 2011

Supplement dated March 9, 2012

Effective May 8, 2012, the Fund may invest in privately issued notes that track similar indices and obtain similar market exposure to the exchange-traded notes in which the Fund currently invests. These privately issued notes are not traded on an exchange or in the over-the-counter markets. Risks associated with investments in privately issued notes include the following:

Private Issue Note Risk. The Fund may also invest in privately issued notes that track indices similar to those of the ETNs in which the Fund may invest. The risks associated with investing in such notes include risks similar to the Fund’s investments in ETNs. Investments in privately issued notes may also be subject to increased credit risk and illiquidity risk in that if a note purchased by the Fund becomes illiquid the Fund may be unable to sell the note at an advantageous time or price.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated June 6, 2011 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 460-6423.